Note 8 - Other Current Assets (Details) (USD $) In Millions, unless otherwise specified	Oct. 31, 2013	Oct. 31, 2012
Disclosure Text Block Supplement [Abstract]
Derivative Asset, Current	$ 0.1	$ 0.2
Prepaid Expense, Current	$ 2.7	$ 1.8